Pension and Other Benefit Programs - Benefit Obligations, Assets, Funded Status and Balance Sheet Impacts Associated with Pension and Postretirement Medical Benefit Plans based upon Actuarial Valuations (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Fair value of plans' assets
Contributions		$ 673
Amounts recognized in the balance sheet
Non-current liabilities		(6,451)	$ (4,783)
Net balance sheet liability		(6,495)
Pension Plans
Projected benefit obligations
Beginning obligations		(18,531)	(14,500)
Acquisition of TFCF		0	(759)
Service cost		(410)	(345)	$ (350)
Interest cost		(527)	(592)	(489)
Actuarial (loss) gain	[1]	(1,958)	(2,923)
Plan amendments and other		1	32
Benefits Paid		662	534
Curtailments		3	22
Ending obligations		(20,760)	(18,531)	(14,500)
Fair value of plans' assets
Beginning fair value		14,878	12,728
Acquisition of TFCF		0	587
Actual return on plan assets		770	690
Contributions		664	1,461
Benefits paid		(662)	(534)
Expenses and other		52	54
Ending fair value		15,598	14,878	12,728
Underfunded status of the plans		(5,162)	(3,653)
Amounts recognized in the balance sheet
Non-current assets		20	5
Current liabilities		(59)	(54)
Non-current liabilities		(5,123)	(3,604)
Net balance sheet liability		(5,162)	(3,653)
Postretirement Medical Plans
Projected benefit obligations
Beginning obligations		(1,946)	(1,609)
Acquisition of TFCF		0	(65)
Service cost		(10)	(8)	(10)
Interest cost		(56)	(67)	(60)
Actuarial (loss) gain	[1]	(127)	(234)
Plan amendments and other		(12)	(11)
Benefits Paid		47	48
Curtailments		0	0
Ending obligations		(2,104)	(1,946)	(1,609)
Fair value of plans' assets
Beginning fair value		762	731
Acquisition of TFCF		0	0
Actual return on plan assets		38	33
Contributions		9	37
Benefits paid		(47)	(48)
Expenses and other		9	9
Ending fair value		771	762	$ 731
Underfunded status of the plans		(1,333)	(1,184)
Amounts recognized in the balance sheet
Non-current assets		0	0
Current liabilities		(5)	(5)
Non-current liabilities		(1,328)	(1,179)
Net balance sheet liability		$ (1,333)	$ (1,184)

[1]	The actuarial loss for both fiscal 2020 and 2019 was primarily due to a reduction in the discount rate from the rate that was used in the preceding fiscal year.